FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - Securities lending [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 5,837	£ 6,622
Loans and advances to customers		197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,917	2,608
	£ 7,754	£ 9,427